American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
May 31, 2025

Quality Convertible Securities ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CONVERTIBLE BONDS — 85.1%
Aerospace and Defense — 2.0%
Axon Enterprise, Inc., 0.50%, 12/15/27	294,000	972,017
Automobiles — 1.4%
Ford Motor Co., 0.00%, 3/15/26(1)	698,000	687,530
Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	455,000	428,715
Exact Sciences Corp., 0.375%, 3/1/28	281,000	258,379
Exact Sciences Corp., 1.75%, 4/15/31(2)	227,000	214,379
		901,473
Capital Markets — 1.2%
WisdomTree, Inc., 3.25%, 8/15/29(2)	541,000	563,722
Commercial Services and Supplies — 0.8%
Tetra Tech, Inc., 2.25%, 8/15/28	324,000	361,827
Construction and Engineering — 1.5%
Granite Construction, Inc., 3.75%, 5/15/28	215,000	429,247
Granite Construction, Inc., 3.25%, 6/15/30(2)	213,000	283,450
		712,697
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc., 2.375%, 12/15/28	195,000	304,939
Diversified Consumer Services — 1.5%
Stride, Inc., 1.125%, 9/1/27(3)	243,000	703,971
Diversified REITs — 0.7%
COPT Defense Properties LP, 5.25%, 9/15/28(2)	312,000	348,767
Electric Utilities — 6.4%
Duke Energy Corp., 4.125%, 4/15/26	725,000	770,494
FirstEnergy Corp., 4.00%, 5/1/26	703,000	717,236
PPL Capital Funding, Inc., 2.875%, 3/15/28	442,000	484,432
Southern Co., 3.875%, 12/15/25	496,000	540,615
Southern Co., 4.50%, 6/15/27	537,000	587,935
		3,100,712
Electrical Equipment — 0.4%
Array Technologies, Inc., 1.00%, 12/1/28	247,000	188,853
Electronic Equipment, Instruments and Components — 2.2%
Advanced Energy Industries, Inc., 2.50%, 9/15/28	302,000	340,173
Itron, Inc., 0.00%, 3/15/26(1)	260,000	277,420
OSI Systems, Inc., 2.25%, 8/1/29(2)	329,000	440,037
		1,057,630
Entertainment — 4.2%
Cinemark Holdings, Inc., 4.50%, 8/15/25	233,000	550,754
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	280,000	355,740
Live Nation Entertainment, Inc., 3.125%, 1/15/29	533,000	765,921
Live Nation Entertainment, Inc., 2.875%, 1/15/30(2)	337,000	355,198
		2,027,613
Financial Services — 2.2%
Block, Inc., 0.25%, 11/1/27	440,000	392,590
Global Payments, Inc., 1.50%, 3/1/31	354,000	311,697
Shift4 Payments, Inc., 0.50%, 8/1/27	336,000	358,344
		1,062,631
Food Products — 0.8%
Post Holdings, Inc., 2.50%, 8/15/27	319,000	368,285

Gas Utilities — 1.4%
UGI Corp., 5.00%, 6/1/28(2)	506,000	689,678
Ground Transportation — 2.3%
Uber Technologies, Inc., 0.00%, 12/15/25(1)(3)	573,000	648,063
Uber Technologies, Inc., Series 2028, 0.875%, 12/1/28	345,000	461,265
		1,109,328
Health Care Equipment and Supplies — 8.9%
CONMED Corp., 2.25%, 6/15/27	503,000	478,806
Dexcom, Inc., 0.25%, 11/15/25(3)	839,000	823,659
Enovis Corp., 3.875%, 10/15/28	252,000	246,456
Haemonetics Corp., 0.00%, 3/1/26(1)	108,000	104,360
Insulet Corp., 0.375%, 9/1/26	204,000	300,991
Integer Holdings Corp., 2.125%, 2/15/28	309,000	453,149
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	331,000	326,449
Lantheus Holdings, Inc., 2.625%, 12/15/27(3)	481,000	587,181
LivaNova PLC, 2.50%, 3/15/29	392,000	394,470
Merit Medical Systems, Inc., 3.00%, 2/1/29(2)	399,000	507,465
Omnicell, Inc., 0.25%, 9/15/25	82,000	80,893
		4,303,879
Health Care REITs — 1.3%
Welltower OP LLC, 2.75%, 5/15/28(2)	392,000	643,076
Hotels, Restaurants and Leisure — 6.2%
Airbnb, Inc., 0.00%, 3/15/26(1)	761,000	731,695
Carnival Corp., 5.75%, 12/1/27	119,000	224,375
Expedia Group, Inc., 0.00%, 2/15/26(1)	363,000	355,195
Marriott Vacations Worldwide Corp., 0.00%, 1/15/26(1)	252,000	243,508
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	483,000	449,914
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	127,000	656,050
Vail Resorts, Inc., 0.00%, 1/1/26(1)	331,000	321,235
		2,981,972
Household Durables — 0.4%
Meritage Homes Corp., 1.75%, 5/15/28	179,000	173,720
Household Products — 0.5%
Spectrum Brands, Inc., 3.375%, 6/1/29(2)	269,000	247,749
Interactive Media and Services — 0.7%
TripAdvisor, Inc., 0.25%, 4/1/26	374,000	359,994
IT Services — 3.2%
Akamai Technologies, Inc., 0.375%, 9/1/27	396,000	382,252
Akamai Technologies, Inc., 1.125%, 2/15/29	286,000	268,697
Okta, Inc., 0.375%, 6/15/26	444,000	425,807
Snowflake, Inc., 0.00%, 10/1/29(1)(2)	332,000	487,833
		1,564,589
Machinery — 2.8%
Greenbrier Cos., Inc., 2.875%, 4/15/28	435,000	459,599
JBT Marel Corp., 0.25%, 5/15/26	356,000	352,511
Middleby Corp., 1.00%, 9/1/25	489,000	562,937
		1,375,047
Media — 0.9%
Cable One, Inc., 0.00%, 3/15/26(1)	255,000	241,230
Cable One, Inc., 1.125%, 3/15/28	234,000	183,105
		424,335
Metals and Mining — 0.4%
MP Materials Corp., 3.00%, 3/1/30(2)	156,000	201,708
Multi-Utilities — 1.7%
WEC Energy Group, Inc., 4.375%, 6/1/27(2)	430,000	497,187
WEC Energy Group, Inc., 4.375%, 6/1/29(2)	291,000	343,671
		840,858

Pharmaceuticals — 1.5%
Jazz Investments I Ltd., 2.00%, 6/15/26	312,000	318,474
Jazz Investments I Ltd., 3.125%, 9/15/30(2)	400,000	428,600
		747,074
Semiconductors and Semiconductor Equipment — 2.6%
Impinj, Inc., 1.125%, 5/15/27	112,000	142,004
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	281,000	421,711
Microchip Technology, Inc., 0.75%, 6/1/30(2)	300,000	287,325
MKS, Inc., 1.25%, 6/1/30	427,000	391,385
		1,242,425
Software — 18.0%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	182,000	175,994
Alarm.com Holdings, Inc., 2.25%, 6/1/29(2)	470,000	460,545
Bentley Systems, Inc., 0.125%, 1/15/26	574,000	567,686
Bentley Systems, Inc., 0.375%, 7/1/27	128,000	118,720
BlackLine, Inc., 1.00%, 6/1/29(2)	716,001	758,530
Box, Inc., 1.50%, 9/15/29(2)	616,000	660,660
Dropbox, Inc., 0.00%, 3/1/28(1)	687,000	703,488
Five9, Inc., 0.50%, 6/1/25(3)	402,000	402,957
HubSpot, Inc., 0.375%, 6/1/25	234,000	497,016
InterDigital, Inc., 3.50%, 6/1/27	236,000	667,998
Nutanix, Inc., 0.25%, 10/1/27	319,000	452,700
Nutanix, Inc., 0.50%, 12/15/29(2)	311,000	351,861
Palo Alto Networks, Inc., 0.375%, 6/1/25	191,000	739,302
Progress Software Corp., 1.00%, 4/15/26	309,000	362,904
Progress Software Corp., 3.50%, 3/1/30(3)	235,000	271,180
Rapid7, Inc., 0.25%, 3/15/27	241,000	222,624
Rapid7, Inc., 1.25%, 3/15/29	360,000	312,066
Tyler Technologies, Inc., 0.25%, 3/15/26	516,000	631,068
Workiva, Inc., 1.25%, 8/15/28	374,000	348,101
		8,705,400
Specialized REITs — 0.3%
Uniti Group, Inc., 7.50%, 12/1/27(2)	138,000	149,385
Specialty Retail — 1.0%
Match Group Financeco 3, Inc., 2.00%, 1/15/30(2)	543,000	478,166
Technology Hardware, Storage and Peripherals — 3.2%
Seagate HDD Cayman, 3.50%, 6/1/28	638,000	966,946
Western Digital Corp., 3.00%, 11/15/28	342,000	517,959
Xerox Holdings Corp., 3.75%, 3/15/30	136,000	75,140
		1,560,045
TOTAL CONVERTIBLE BONDS (Cost $37,547,525)		41,161,095
CONVERTIBLE PREFERRED SECURITIES — 15.6%
Aerospace and Defense — 2.2%
Boeing Co., 6.00%, 10/15/27	15,885	1,078,353
Banks — 5.1%
Bank of America Corp., 7.25%(3)	973	1,132,377
Wells Fargo & Co., 7.50%	1,184	1,350,858
		2,483,235
Capital Markets — 1.5%
AMG Capital Trust II, 5.15%, 10/15/37	3,146	168,799
Ares Management Corp., 6.75%, 10/1/27	10,774	567,466
		736,265
Electric Utilities — 2.7%
NextEra Energy, Inc., 6.93%, 9/1/25	18,667	750,600

NextEra Energy, Inc., 7.23%, 11/1/27	12,250	547,208
		1,297,808
Financial Services — 1.5%
Apollo Global Management, Inc., 6.75%, 7/31/26	10,165	712,323
Machinery — 1.0%
Chart Industries, Inc., 6.75%, 12/15/25	7,946	467,741
Technology Hardware, Storage and Peripherals — 1.6%
Hewlett Packard Enterprise Co., 7.625%, 9/1/27	14,608	748,222
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $7,475,640)		7,523,947
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds — 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	618,879	618,879
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,012,188	2,012,188
TOTAL SHORT-TERM INVESTMENTS (Cost $2,631,067)		2,631,067
TOTAL INVESTMENT SECURITIES — 106.1% (Cost $47,654,232)		51,316,109
OTHER ASSETS AND LIABILITIES — (6.1)%		(2,953,447)
TOTAL NET ASSETS — 100.0%		$48,362,662

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,398,992, which represented 19.4% of total net assets.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,174,710. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,219,992, which includes securities collateral of $207,804.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$41,161,095	—
Convertible Preferred Securities	$547,208	6,976,739	—
Short-Term Investments	2,631,067	—	—
	$3,178,275	$48,137,834	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.